Corporate information and main business (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	May 23, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023
Corporate Information And Main Business
Description of for invement agreements	earn interest at LIBOR plus a spread of 1% and 2%
Economic transactions			$ 40,511,360	$ 30,930,604	$ 30,681,066
Agreement with CAMMESA - Resolutions SE No 58/2024 and 66/2024		$ 24,783,504